Summary of Significant Accounting Policies - Common Stock Stock Options Excluded as Anti-Dilutive from Determination of Diluted Earnings Per Share (Detail) shares in Thousands, EquityUnit in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 EquityUnit $ / shares $ / EquityUnit shares	Jun. 30, 2015 EquityUnit $ / shares $ / EquityUnit shares	Jun. 30, 2016 EquityUnit $ / shares $ / EquityUnit shares	Jun. 30, 2015 EquityUnit $ / shares $ / EquityUnit shares	Dec. 31, 2015 EquityUnit $ / shares $ / EquityUnit shares	Dec. 31, 2014 EquityUnit $ / shares $ / EquityUnit shares	Dec. 31, 2013 EquityUnit $ / shares $ / EquityUnit shares
Earnings Per Share [Abstract]
Weighted average stock options | shares	12	21	12	22	20	23	26
Weighted average exercise price per share | $ / shares	$ 166.10	$ 164.75	$ 166.10	$ 164.75	$ 164.75	$ 164.50	$ 164.50
Weighted average performance share units | EquityUnit	135	134	138	122	136	100	51
Weighted average grant date fair value per unit | $ / EquityUnit	22.10	45.65	22.10	45.65	35.35	99.40	104.60